16. Regulatory credits recoverable (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Amounts Recoverable Details Narrative Abstract
Regulatory credits recoverable	R$ 43,906	R$ 33,090